Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Comprehensive income [abstract]
Net income (loss)	$ (150,949)	$ (51,457)
Items that may be reclassified into profit or loss
Foreign currency translation adjustments	56,292	1,752
Total other comprehensive income (loss)	56,292	1,752
Total comprehensive income (loss)	(94,657)	(49,705)
Total comprehensive income (loss) attributable to:
Telesat Corporation shareholders	(28,943)	(15,238)
Non-controlling interest	(65,714)	(34,467)
Total comprehensive income, net	$ (94,657)	$ (49,705)